AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 13, 2011

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 198 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 199 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
X	on July 1, 2011 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [date] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-efective amendment

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendemnt No. 194, SEC Accession No. 0001081400-11-000057 (the "Amendment"), was filed pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the "1933 Act"), on April 1, 2011 and would have become effective on June 15, 2011 pursuant to Rule 485(a)(2) of the 1933 Act.

This Post-Effective Amendment No. 198 is being filed pursuant to Rule 485(b)(1)(iii) of the 1933 Act for the sole purpose of designating July 1, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 198 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 13th day of June, 2011.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 198 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
June 13, 2011